Retirement benefit obligations - Movements in Net Post-retirement Defined Benefit Scheme Asset (Details) - Amount recognized £ in Millions	6 Months Ended
Jun. 30, 2022 GBP (£)
Schedule Of Principal Actuarial And Financial Assumptions Used In Valuations Of Defined Benefit Pension Schemes [Line Items]
Net defined benefit asset, beginning balance	£ 4,301
Income statement charge	(68)
Employer contributions	1,434
Remeasurement	(382)
Exchange and other adjustments	1
Net defined benefit asset, ending balance	£ 5,286